Annual Total Returns- Janus Henderson Triton Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Triton Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.60%	16.46%	36.28%	9.45%	1.21%	10.42%	26.90%	(5.26%)	28.30%	28.33%